Receivable for Cryptocurrencies Collateral and Borrowings Denominated in Cryptocurrencies (Details)		12 Months Ended
	Dec. 31, 2025 USDT	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USDT	Dec. 31, 2025 BTC	Dec. 31, 2025 BNB	Dec. 31, 2025 USDT
Receivable for Cryptocurrencies Collateral and Borrowings Denominated in Cryptocurrencies [Abstract]
Receivable for cryptocurrencies collateral					3,338	14,087
Borrowings denominated in crypto currencies	1,700,000		1,700,000	900
Repaid borrowings denominated in crypto currencies (in BTC) | BTC				900
Percentage of borrow fee	6.00%	6.00%	6.00%	6.00%
Realized gain from change in fair value (in Yuan Renminbi)		¥ 41,978,170
Interest expense (in Yuan Renminbi)		¥ 6,354,670